Consolidated Statements of Changes in Owners' Equity - USD ($) shares in Millions, $ in Millions	Total	Share capital	Contributed surplus	Retained earnings (deficit)	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2020		245
Beginning balance at Dec. 31, 2020	$ 1,111	$ 989	$ 0	$ 33	$ 89
Changes In Owners' Equity [Roll Forward]
Net income	78			78
Other comprehensive loss	(55)				(55)
Number of shares issued in public offering (in shares)		21
Subordinate Voting Shares issued in public offering	525	$ 525
Share issue related cost	(25)	(25)
Share-based compensation	21	$ 1	24	(4)
Ending balance (in shares) at Dec. 31, 2021		266
Ending balance at Dec. 31, 2021	1,655	$ 1,490	24	107	34
Changes In Owners' Equity [Roll Forward]
Net income	183			183
Other comprehensive loss	(43)			3	(46)
Share-based compensation	33	$ 13	21	(1)
Common shares issued	10		10
Share-based compensation (in shares)		1
Ending balance (in shares) at Dec. 31, 2022		267
Ending balance at Dec. 31, 2022	1,838	$ 1,503	55	292	(12)
Changes In Owners' Equity [Roll Forward]
Net income	54			54
Other comprehensive loss	0			1	(1)
Share-based compensation	20	20
Common shares issued	125	$ 125
Carrying value of business acquired less fair value of consideration paid (in shares)		6
Share-based compensation (in shares)		1
Ending balance (in shares) at Dec. 31, 2023		274
Ending balance at Dec. 31, 2023	$ 2,037	$ 1,648	$ 55	$ 347	$ (13)